FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The following tables summarize the Company’s financial instruments as of December 31, 2024 and December 31, 2023:

	December 31, 2024
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$137,564	$—	$—	$—	$137,564
Restricted cash[1]	6,690	—	—	—	6,690
Security deposits[2]	4,079	—	—	—	4,079
Accounts receivable, net	51,563	—	—	—	51,563
Loans receivable, short-term[3]	545	—	—	—	545
Loans receivable, long-term[3]	1,695	—	—	—	1,695
Investments[4]	—	53	—	600	653

Financial Liabilities:
Accounts payable	$13,651	$—	$—	$—	$13,651
Accrued liabilities	50,271	—	—	—	50,271
Short-term borrowings	11,934	—	—	—	11,934
Current portion of lease liabilities	11,623	—	—	—	11,623
Deferred and contingent consideration, short-term	—	—	—	2,486	2,486
Long-term notes and loans payable, net	460,750	—	—	—	460,750
Lease liabilities	155,334	—	—	—	155,334
Deferred and contingent consideration, long-term	—	—	—	7,736	7,736
Tax receivable agreement liability[5]	83,482	—	—	—	83,482
Other long-term liabilities[6]	8,146	—	—	—	8,146
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements, which are included in “Restricted cash” and “Other non-current assets” on the Consolidated Balance Sheets.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[4]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[5]Short-term portion of the tax receivable agreement liability is included in “Accrued Liabilities” on the Consolidated Balance Sheets.
[6]Other long-term liabilities primarily includes deferred financing fees on our Senior Loan and escrow amounts related to a previous acquisition.

	December 31, 2023
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$103,429	$—	$—	$—	$103,429
Restricted cash[1]	5,091	—	—	—	5,091
Security deposits[2]	4,408	—	—	—	4,408
Accounts receivable, net	51,070	—	—	—	51,070
Loans receivable, short-term[3]	1,421	—	—	—	1,421
Loans receivable, long-term[3]	826	—	—	—	826
Investments[4]	—	49	81	600	730

Financial Liabilities:
Accounts payable	$27,587	$—	$—	$—	$27,587
Accrued liabilities	69,079	—	—	—	69,079
Short-term borrowings	11,817	—	—	—	11,817
Current portion of lease liabilities	9,416	—	—	—	9,416
Long-term notes and loans payable, net	497,713	—	—	—	497,713
Lease liabilities	163,811	—	—	—	163,811
Deferred consideration, long-term	—	—	—	6,577	6,577
Tax receivable agreement liability	13,714	—	—	—	13,714
Other long-term liabilities[5]	7,886	—	—	—	7,886
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements, which are included in “Restricted cash” on the Consolidated Balance Sheets.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets,” respectively, on the Consolidated Balance Sheets.
[4]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[5]Other long-term liabilities includes deferred financing fees on our Senior Loan.

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following tables summarize the Company’s financial instruments as of December 31, 2024 and December 31, 2023:

	December 31, 2024
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$137,564	$—	$—	$—	$137,564
Restricted cash[1]	6,690	—	—	—	6,690
Security deposits[2]	4,079	—	—	—	4,079
Accounts receivable, net	51,563	—	—	—	51,563
Loans receivable, short-term[3]	545	—	—	—	545
Loans receivable, long-term[3]	1,695	—	—	—	1,695
Investments[4]	—	53	—	600	653

Financial Liabilities:
Accounts payable	$13,651	$—	$—	$—	$13,651
Accrued liabilities	50,271	—	—	—	50,271
Short-term borrowings	11,934	—	—	—	11,934
Current portion of lease liabilities	11,623	—	—	—	11,623
Deferred and contingent consideration, short-term	—	—	—	2,486	2,486
Long-term notes and loans payable, net	460,750	—	—	—	460,750
Lease liabilities	155,334	—	—	—	155,334
Deferred and contingent consideration, long-term	—	—	—	7,736	7,736
Tax receivable agreement liability[5]	83,482	—	—	—	83,482
Other long-term liabilities[6]	8,146	—	—	—	8,146
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements, which are included in “Restricted cash” and “Other non-current assets” on the Consolidated Balance Sheets.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[4]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[5]Short-term portion of the tax receivable agreement liability is included in “Accrued Liabilities” on the Consolidated Balance Sheets.
[6]Other long-term liabilities primarily includes deferred financing fees on our Senior Loan and escrow amounts related to a previous acquisition.

	December 31, 2023
($ in thousands)	Amortized Cost	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$103,429	$—	$—	$—	$103,429
Restricted cash[1]	5,091	—	—	—	5,091
Security deposits[2]	4,408	—	—	—	4,408
Accounts receivable, net	51,070	—	—	—	51,070
Loans receivable, short-term[3]	1,421	—	—	—	1,421
Loans receivable, long-term[3]	826	—	—	—	826
Investments[4]	—	49	81	600	730

Financial Liabilities:
Accounts payable	$27,587	$—	$—	$—	$27,587
Accrued liabilities	69,079	—	—	—	69,079
Short-term borrowings	11,817	—	—	—	11,817
Current portion of lease liabilities	9,416	—	—	—	9,416
Long-term notes and loans payable, net	497,713	—	—	—	497,713
Lease liabilities	163,811	—	—	—	163,811
Deferred consideration, long-term	—	—	—	6,577	6,577
Tax receivable agreement liability	13,714	—	—	—	13,714
Other long-term liabilities[5]	7,886	—	—	—	7,886
[1]Restricted cash balances include various escrow accounts related to investments, acquisitions and facility licensing requirements, which are included in “Restricted cash” on the Consolidated Balance Sheets.
[2]Security deposits are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets,” respectively, on the Consolidated Balance Sheets.
[4]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[5]Other long-term liabilities includes deferred financing fees on our Senior Loan.
The following is a summary of Loans receivable, short-term balances and valuation classifications (discussed further below) as of December 31, 2024 and December 31, 2023:

($ in thousands)	Valuation classification	December 31, 2024	December 31, 2023
Short-term loans receivable - Kurvana, net of ECL	Amortized cost	$545	$493
Short-term loans receivable - Spark’d, net of ECL	Amortized cost	—	928
Total Loans receivable, short-term		$545	$1,421
The following is a summary of Loans receivable, long-term balances and valuation classifications (discussed further below) as of December 31, 2024 and December 31, 2023:

($ in thousands)	Valuation classification	December 31, 2024	December 31, 2023
Long-term loans receivable - Illinois Incubator, net of ECL	Amortized cost	$829	$826
Long-term loans receivable - Spark’d, net of ECL	Amortized cost	866	—
Total Loans receivable, long-term		$1,695	$826

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a roll-forward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

Year Ended December 31, 2024
Level 3 Fair Value Measurements
($ in thousands)	Deferred and contingent consideration, short-term	Deferred consideration and contingent, long-term
Balance as of December 31, 2023	$—	$6,577
Additions[1]	—	2,304
Change in fair value recorded in Interest expense, net	40	1,301
Other[2]	2,446	(2,446)
Balance as of December 31, 2024	$2,486	$7,736
[1]See Note 10 “Acquisitions and Dispositions” for additional details related to the Keystone contingent consideration.
[2]Other relates to reclassifications from long-term to short-term due to expected timing of payment. See Note 10 “Acquisitions and Dispositions” for additional details.

Year Ended December 31, 2023
Level 3 Fair Value Measurements
($ in thousands)	Deferred consideration and other payables, short-term	Deferred consideration, long-term
Balance as of December 31, 2022	$47,821	$7,770
Change in fair value recorded in Interest expense, net	1,953	—
Change in fair value recorded in Other income, net	—	(895)
Payments[1]	(50,072)	—
Other[2]	298	(298)
Balance as of December 31, 2023	$—	$6,577
[1]See Note 7 “Share Capital” and Note 10 “Acquisitions and Dispositions” for additional details related to payments.
[2]Other relates to reclassifications from long-term to short-term due to expected timing of payment. See Note 10 “Acquisitions and Dispositions”.

Fair Value Measurement Inputs and Valuation Techniques
The following table presents information about the significant unobservable inputs for financial liabilities measured at fair value:

Financial liability	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Deferred consideration	Discounted cash flow	1) Expected future cash flows	Increase or decrease in expected future cash flows will result in an increase or decrease in fair value.
		2) Discount rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.
Contingent consideration	Discounted cash flow	1) Probability and timing of consideration payment	Increase or decrease in probability of consideration payment and earlier or later timing of payment will result in an increase or decrease in fair value.
		2) Discount rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.

Schedule of Accounts, Notes, Loans and Financing Receivable
The Company’s aging of accounts receivables as of December 31, 2024 and December 31, 2023 was as follows:

($ in thousands)	December 31, 2024	December 31, 2023
0 to 60 days	$38,370	$41,820
61 to 120 days	6,395	8,117
120 days +	15,106	9,097
Total accounts receivable, gross	59,871	59,034
Allowance for doubtful accounts	8,308	7,964
Total accounts receivable, net	$51,563	$51,070